Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (4,783)	$ 10,167	$ 12,429
Change in unrealized gains (losses) on marketable securities:
Unrealized gains (losses) arising during the period, net of taxes on income (tax benefit) of $158, $93 and $(72), respectively	1,946	1,140	(848)
Losses (gains) reclassified into net income (loss), net of taxes on income (tax benefit) of $(38), $(20) and $36, respectively	(465)	(251)	441
Net change	1,481	889	(407)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) arising during the period, net of taxes on income (tax benefit) of $23, $10 and $(14), respectively	285	130	(223)
Losses (gains) reclassified into net income (loss), net of taxes on income (tax benefit) of $(24), $(2) and $7, respectively	(294)	(28)	85
Net change	(9)	102	(138)
Foreign currency translation adjustment	418	90	6
Total other comprehensive income (loss), net of tax	1,890	1,081	(539)
Comprehensive income (loss)	$ (2,893)	$ 11,248	$ 11,890